Baird Strategic Municipal Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	$1,250,000	$1,321,411
Albertville Board of Education,
3.500%, 02/01/2031 (Callable 02/01/2023)(Insured by AGM)	300,000	302,691
City of Huntsville AL,
5.000%, 09/01/2030	535,000	647,458
City of Sylacauga AL,
4.125%, 02/01/2040 (Callable 02/01/2025)	100,000	104,747
County of Shelby AL:
4.000%, 08/15/2033 (Callable 12/01/2024)	195,000	204,654
4.000%, 08/15/2038 (Callable 12/01/2024)	1,000,000	1,047,169
Southeast Alabama Gas Supply District,
1.155%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	800,000	799,758
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	310,000	335,714
Total Alabama (Cost $4,963,258)		4,763,602	1.3%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	215,000	227,121
4.000%, 06/01/2036 (Callable 06/01/2025)	535,000	558,242
Alaska Industrial Development & Export Authority:
4.000%, 04/01/2031 (Callable 04/01/2029)	1,800,000	1,946,971
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	188,228
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	196,345
CIVIC Ventures:
5.000%, 09/01/2022	260,000	262,542
5.000%, 09/01/2023	235,000	240,908
5.000%, 09/01/2025	170,000	178,722
5.000%, 09/01/2026 (Callable 09/01/2025)	680,000	713,772
5.000%, 09/01/2027 (Callable 09/01/2025)	250,000	261,596
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	161,277
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	119,717
Total Alaska (Cost $5,199,039)		5,055,441	1.4%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	155,000	152,590
3.169%, 10/01/2025	125,000	121,504
4.750%, 10/01/2025 (3)	165,000	164,266
5.000%, 10/01/2028	110,000	124,204
4.000%, 11/01/2028	1,000,000	1,068,830
5.000%, 10/01/2029	10,000	11,416
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	104,712
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	158,796
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	68,523
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	105,036
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	89,122
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	130,709
Industrial Development Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)	1,175,000	1,196,025
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	123,064
4.000%, 07/01/2026 (3)	1,150,000	1,139,236
5.000%, 07/01/2026 (Insured by SD CRED PROG)	430,000	470,362
5.000%, 07/01/2027 (Insured by SD CRED PROG)	710,000	788,458
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	279,672
0.840%, 01/01/2035 (SIFMA Municipal Swap Index + 0.380%)(Callable 04/21/2022)(Mandatory Tender Date 10/18/2022) (2)	80,000	80,004
Total Arizona (Cost $6,628,632)		6,376,529	1.8%

Arkansas
Arkansas Development Finance Authority,
3.125%, 07/01/2036 (Callable 07/01/2028)	360,000	323,497
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	550,809
Benton Washington Regional Public Water Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by BAM)	250,000	270,411
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	1,100,000	990,388
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	76,687
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)(Insured by BAM)	850,000	812,898
Conway Health Facilities Board,
4.000%, 08/01/2038 (Callable 08/01/2026)	130,000	134,411
Henderson State University,
2.625%, 07/01/2022 (Callable 05/02/2022)	100,000	100,088
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 05/02/2022)(Insured by ST AID)	255,000	255,084
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	1,068,237
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	214,084
Total Arkansas (Cost $5,012,983)		4,796,594	1.4%

California
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	1,000,000	987,410
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	925,000	936,241
California Infrastructure & Economic Development Bank,
1.160%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	200,000	200,092
California Municipal Finance Authority:
5.000%, 10/01/2023	140,000	146,182
4.000%, 08/15/2041 (Callable 08/15/2031)	295,000	275,115
California Public Finance Authority:
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	565,000	547,588
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	500,000	482,453
California State Public Works Board,
5.000%, 08/01/2029 (6)	1,740,000	1,988,800
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by ACA)	100,000	85,072
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	769,082
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	199,338
County of Sacramento CA,
5.000%, 07/01/2029 (Callable 07/01/2028)	1,035,000	1,176,505
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)	1,250,000	1,298,445
Jamul-Dulzura Union School District,
0.000%, 11/01/2027 (Insured by BAM)	585,000	502,945
Los Angeles Unified School District,
2.000%, 07/01/2029 (Callable 07/01/2026)	1,000,000	961,284
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	194,540
0.000%, 08/01/2029	165,000	122,603
0.000%, 08/01/2032	210,000	136,570
0.000%, 08/01/2034	260,000	154,793
Metropolitan Water District of Southern California,
0.600%, 07/01/2037 (SIFMA Municipal Swap Index + 0.140%)(Callable 11/23/2023)(Mandatory Tender Date 05/21/2024) (2)	150,000	149,566
Modesto Irrigation District,
0.930%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/02/2022)(Insured by NATL) (2)	1,300,000	1,294,965
Norman Y Mineta San Jose International Airport SJC,
4.000%, 03/01/2034 (Callable 03/01/2031)(Insured by BAM)	1,525,000	1,617,034
Oceanside Unified School District,
3.250%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	3,000,000	3,053,540
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	325,000	355,459
Riverside County Redevelopment Successor Agency:
5.000%, 10/01/2025 (Insured by BAM) (5)	200,000	219,109
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	80,000	89,472
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)	200,000	190,998
Saugus Union School District Financing Authority,
4.000%, 09/01/2027 (Insured by BAM)	650,000	700,527
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	1,000,000	1,065,559
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	2,000,000	1,949,384
University of California,
5.000%, 05/15/2026	1,500,000	1,675,028
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	220,238
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	285,000	251,428
Total California (Cost $24,986,578)		23,997,365	6.8%

Colorado
City of Greeley CO,
4.000%, 08/01/2036 (Callable 08/01/2028)	100,000	109,328
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	213,600
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	490,991
Colorado Health Facilities Authority:
4.000%, 12/01/2026 (Pre-refunded to 12/01/2022)	170,000	172,997
2.125%, 05/15/2028 (Callable 05/15/2023)	750,000	716,825
2.625%, 05/15/2029 (Callable 12/15/2023)	250,000	237,539
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	102,601
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	50,000	40,959
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	547,033
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	250,000	222,104
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2026	705,000	754,872
4.000%, 12/01/2027	730,000	789,588
4.000%, 12/01/2028	760,000	828,089
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	118,813
3.000%, 12/01/2027 (Insured by AGM)	270,000	279,737
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	225,000	223,444
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	148,444
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	715,000	697,699
Total Colorado (Cost $7,058,900)		6,694,663	1.9%

Connecticut
Connecticut State Health & Educational Facilities Authority:
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	200,000	199,220
3.500%, 07/01/2026	700,000	725,128
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	65,418
5.000%, 07/01/2029	400,000	457,529
5.000%, 07/01/2030	425,000	491,155
5.000%, 07/01/2045 (Callable 07/01/2025)	2,050,000	2,187,665
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026	350,000	387,193
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	41,355
4.000%, 09/01/2025 (Insured by BAM)	55,000	57,400
Town of West Hartford CT,
3.000%, 01/15/2030 (Callable 01/15/2024)	250,000	253,287
Total Connecticut (Cost $5,074,604)		4,865,350	1.4%

District of Columbia
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	1,000,000	1,028,985
Total District of Columbia (Cost $1,044,473)		1,028,985	0.3%

Florida
Capital Trust Agency, Inc.,
5.250%, 12/01/2024 (3)	650,000	653,216
City of Jacksonville FL:
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	106,697
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	200,000	200,000
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	3,215,000	3,215,000
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	198,814
County of Miami-Dade FL:
5.000%, 10/01/2031 (Callable 10/01/2024)	160,000	170,920
4.000%, 10/01/2036 (Callable 10/01/2030)	1,525,000	1,614,648
5.000%, 10/01/2038 (Callable 10/01/2025)	2,500,000	2,675,276
Florida Development Finance Corp.:
3.000%, 06/01/2023	115,000	115,415
4.000%, 06/01/2024	105,000	107,551
4.000%, 06/15/2025	445,000	462,939
2.375%, 06/01/2027 (Callable 06/01/2023) (3)	835,000	789,105
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	85,000	87,009
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	15,000	15,175
Greater Orlando Aviation Authority,
5.000%, 10/01/2024 (ETM)	785,000	840,860
Highlands County Health Facilities Authority,
0.490%, 11/15/2037 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,300,000	1,300,000
Mizuho Floater/Residual Trust,
0.710%, 05/01/2034 (Optional Put Date 05/05/2022) (1)(3)	1,000,000	1,000,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	316,068
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	150,970
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	317,660
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	300,000	308,181
5.000%, 05/15/2031 (Callable 05/15/2027)	305,000	324,038
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	150,000	150,708
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	313,360
5.000%, 03/01/2025	370,000	393,935
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,400,000	1,489,813
Total Florida (Cost $17,616,275)		17,317,358	4.9%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	212,722
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023)(Insured by HUD) (1)(3)	600,000	597,313
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	2,000,000	1,982,761
Bartow County Development Authority,
1.800%, 09/01/2029 (Callable 11/19/2026) (1)	1,000,000	903,411
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	105,206
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	446,686
George L Smith II Congress Center Authority:
3.625%, 01/01/2031 (3)	750,000	717,705
4.000%, 01/01/2036 (Callable 01/01/2031)	500,000	497,221
Macon-Bibb County Housing Authority,
1.625%, 10/01/2024 (Callable 04/21/2022)(Mandatory Tender Date 10/01/2022)(Insured by HUD) (1)	1,000,000	999,500
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	67,870
1.135%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	290,000	289,474
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	2,000,000	2,051,470
Oconee County Industrial Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)	1,750,000	1,662,348
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	150,390
5.000%, 06/01/2027	200,000	222,250
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	575,583
0.880%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 04/21/2022)(Mandatory Tender Date 08/16/2022) (2)	300,000	300,020
Total Georgia (Cost $12,247,187)		11,781,930	3.3%

Guam
Antonio B. Won Pat International Airport:
6.250%, 10/01/2034 (Pre-refunded to 10/01/2023)	80,000	85,105
6.250%, 10/01/2034 (Callable 10/01/2023)	120,000	126,070
Total Guam (Cost $212,800)		211,175	0.1%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 09/01/2022)	180,000	180,474
Chicago Midway International Airport,
5.000%, 01/01/2030 (Callable 01/01/2024)	2,845,000	2,964,508
Chicago O'Hare International Airport:
5.000%, 01/01/2027 (Callable 01/01/2023)	1,000,000	1,023,368
5.000%, 01/01/2029 (Callable 01/01/2025)	210,000	224,617
Chicago Park District:
5.000%, 01/01/2024	225,000	236,461
5.000%, 01/01/2029 (Callable 01/01/2024)	1,125,000	1,174,097
5.000%, 01/01/2030 (Pre-refunded to 01/01/2024)	100,000	105,288
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	52,177
City of Chicago IL:
5.000%, 11/01/2022	100,000	102,083
0.000%, 01/01/2023	325,000	318,669
5.000%, 11/01/2023	125,000	131,096
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	113,044
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	337,936
Cook County Township High School District No. 208,
5.000%, 12/15/2026	500,000	559,342
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	338,623
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 05/02/2022)	1,425,000	1,387,766
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	533,624
Hoffman Estates Park District,
5.000%, 12/01/2025	410,000	435,846
Illinois Finance Authority:
4.000%, 02/15/2023	495,000	502,146
5.000%, 10/01/2023	100,000	104,265
5.000%, 11/01/2024	50,000	53,342
3.000%, 05/01/2025	400,000	402,595
5.000%, 10/01/2025	150,000	163,118
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	553,710
4.000%, 11/01/2030	100,000	108,392
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	313,442
4.250%, 05/15/2041 (Pre-refunded to 05/15/2022)	80,000	80,302
0.490%, 08/01/2043 (Optional Put Date 04/01/2022) (1)	1,600,000	1,600,000
6.000%, 10/01/2048 (Callable 10/01/2022)	610,000	613,968
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	152,446
Kendall Kane & Will Counties Community Unit School District No. 308,
5.000%, 02/01/2027 (Insured by BAM)	1,500,000	1,679,238
Madison County Community Unit School District No. 8:
4.000%, 12/01/2030 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,096,954
4.000%, 12/01/2032 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,081,895
Metropolitan Pier & Exposition Authority,
0.000%, 12/15/2022 (Insured by NATL)	125,000	123,037
Niles Park District,
3.000%, 12/01/2032 (Callable 12/01/2022)	700,000	704,500
Northern Illinois University:
5.000%, 10/01/2031 (Callable 04/01/2031)(Insured by BAM)	450,000	530,912
4.000%, 10/01/2032 (Callable 04/01/2031)(Insured by BAM)	500,000	541,799
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)	100,000	107,964
5.000%, 01/01/2026	50,000	54,250
Town of Normal IL,
4.000%, 06/01/2035 (Callable 12/01/2025)	500,000	531,905
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	225,000	220,113
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	141,039
Village of Matteson IL,
4.000%, 12/01/2026 (Insured by BAM)	540,000	575,252
Village of River Grove IL:
4.000%, 12/15/2030 (Insured by BAM)	470,000	511,496
4.000%, 12/15/2032 (Callable 12/15/2030)(Insured by BAM)	505,000	544,962
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	260,653
0.000%, 01/01/2032 (Insured by BAM)	125,000	90,208
3.375%, 01/01/2033 (Callable 01/01/2023)	25,000	25,135
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	158,786
Total Illinois (Cost $24,607,633)		23,846,843	6.8%

Indiana
Center Grove Multi-Facility School Building Corp.,
5.500%, 07/10/2035 (Callable 01/10/2031)(Insured by ST AID)	400,000	491,216
Greater Jasper School Building Corp.,
4.000%, 01/15/2033 (Callable 07/15/2027)(Insured by ST AID)	565,000	610,938
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	825,142
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	258,760
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	38,719
5.000%, 10/01/2042 (Callable 10/01/2023)	65,000	67,075
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	166,216
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2030 (Callable 01/01/2024)	880,000	917,272
5.000%, 02/01/2031 (Callable 12/29/2023)	675,000	713,455
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)(Insured by ST AID)	145,000	145,255
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	427,197
St. Joseph County Airport Authority,
0.010%, 07/01/2027 (Insured by BAM)	410,000	349,654
Total Indiana (Cost $5,132,736)		5,010,899	1.4%

Iowa
City of Coralville IA:
4.000%, 06/01/2024	200,000	201,747
4.000%, 05/01/2026 (Callable 05/02/2022)	545,000	545,040
Iowa Finance Authority:
5.000%, 05/15/2032 (Callable 05/15/2026)	1,180,000	1,240,295
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	190,000	198,002
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023	280,000	283,432
3.000%, 04/01/2024	255,000	258,239
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	1,000,000	1,080,938
Total Iowa (Cost $3,905,546)		3,807,693	1.1%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	50,000	48,674
City of Goddard KS,
3.000%, 12/01/2022 (Callable 05/02/2022)	150,000	150,188
Kansas Independent College Finance Authority,
4.375%, 05/01/2022	500,000	500,516
Total Kansas (Cost $697,931)		699,378	0.2%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	31,658
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	535,157
5.000%, 06/01/2030 (Callable 06/01/2027)	50,000	55,652
5.000%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,381,512
4.500%, 06/01/2046 (Callable 06/01/2025)	150,000	155,202
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	136,996
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 05/02/2022)(Mandatory Tender Date 04/01/2023) (1)	826,212	829,140
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	275,000	285,300
1.425%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	550,000	551,963
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	320,000	331,630
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)	230,000	247,731
Total Kentucky (Cost $4,634,952)		4,541,941	1.3%

Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	467,986
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023	100,000	101,813
4.000%, 10/01/2024	145,000	148,191
5.000%, 08/01/2026 (Insured by AGM)	600,000	670,530
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	1,360,000	1,396,090
5.250%, 06/15/2033 (Callable 06/15/2031) (3)	1,175,000	1,171,285
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)	330,000	314,275
0.000%, 10/01/2029 (5)	315,000	307,591
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	825,000	839,922
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Pre-refunded to 07/01/2024)	235,000	250,749
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	90,268
Total Louisiana (Cost $5,866,129)		5,758,700	1.6%

Maine
Finance Authority of Maine:
5.000%, 12/01/2022 (Insured by AGM)	100,000	102,263
5.000%, 12/01/2023 (Insured by AGM)	125,000	130,863
5.000%, 12/01/2024 (Insured by AGM)	125,000	133,430
5.000%, 12/01/2025 (Insured by AGM)	200,000	217,509
5.000%, 12/01/2026 (Insured by AGM)	200,000	221,055
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2026 (Insured by ST AID)	100,000	111,341
Total Maine (Cost $948,620)		916,461	0.3%

Maryland
Maryland Community Development Administration,
0.550%, 09/01/2026	555,000	512,658
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	1,995,000	1,903,732
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024	540,000	568,078
5.000%, 01/01/2025	470,000	497,957
Total Maryland (Cost $3,625,311)		3,482,425	1.0%

Massachusetts
City of Lynn MA,
5.000%, 09/01/2026 (Insured by ST AID)	580,000	650,888
Massachusetts Development Finance Agency:
5.000%, 07/15/2022 (3)	115,000	116,015
5.000%, 07/15/2023 (3)	115,000	118,633
5.000%, 07/15/2024 (3)	125,000	131,137
5.000%, 07/15/2025 (3)	65,000	69,412
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,363,213
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM)(Insured by NATL)	2,000,000	1,724,238
Total Massachusetts (Cost $5,611,844)		5,173,536	1.5%

Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 05/02/2022)	265,000	265,182
City of Detroit MI:
5.000%, 04/01/2022	250,000	250,000
5.000%, 04/01/2023	275,000	281,643
Flint Hospital Building Authority,
5.000%, 07/01/2023	65,000	66,224
Grandville Public Schools:
5.000%, 05/01/2032 (Insured by BAM) (6)	900,000	1,010,809
5.000%, 05/01/2033 (Callable 05/01/2032)(Insured by BAM) (6)	940,000	1,042,703
5.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM) (6)	975,000	1,071,217
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	272,683
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	26,160
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	174,797
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	171,205
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	133,402
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)	255,000	275,872
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	285,000	291,212
Redford Union School District No. 1,
5.000%, 11/01/2027 (Insured by Q-SBLF)	830,000	946,647
Wayne County Airport Authority,
5.000%, 12/01/2030 (Callable 12/01/2025)	3,000,000	3,248,423
Western Michigan University,
5.000%, 11/15/2022	165,000	168,724
Total Michigan (Cost $9,911,907)		9,696,903	2.7%

Minnesota
Chaska Economic Development Authority,
4.000%, 02/01/2033 (Callable 02/01/2025)	690,000	719,825
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	263,213
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,074,736
Housing & Redevelopment Authority of the City of St. Paul MN,
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	354,226
Minnesota Housing Finance Agency,
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,500,000	1,532,341
Minnesota Municipal Gas Agency,
4.000%, 12/01/2052 (Callable 09/01/2027)(Mandatory Tender Date 12/01/2027) (1)	1,000,000	1,066,810
Plymouth Intermediate District No. 287,
3.000%, 05/01/2032 (Callable 05/01/2025)	650,000	656,200
Zumbro Education District:
4.000%, 02/01/2031	370,000	395,751
4.000%, 02/01/2033 (Callable 02/01/2031)	300,000	319,404
Total Minnesota (Cost $6,596,067)		6,382,506	1.8%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	326,984
Mississippi Business Finance Corp.:
2.500%, 04/01/2022	375,000	375,000
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	1,018,029
Mississippi Home Corp.,
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)	85,000	87,152
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	240,000	265,155
State of Mississippi,
5.000%, 10/15/2032 (Callable 10/15/2028)	1,495,000	1,721,188
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	371,631
5.000%, 03/01/2028	70,000	77,703
Total Mississippi (Cost $4,385,627)		4,242,842	1.2%

Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	126,285
3.000%, 03/01/2027 (Callable 03/01/2023)	200,000	191,348
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	188,335
5.000%, 09/01/2027	150,000	163,338
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	205,042
5.000%, 06/01/2031 (Callable 06/01/2024)	1,000,000	1,059,892
4.250%, 08/01/2035 (Callable 08/01/2024)	110,000	112,937
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	99,266
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	258,316
3.875%, 10/01/2035 (Callable 10/01/2029)	440,000	388,710
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	323,443
Total Missouri (Cost $3,178,285)		3,116,912	0.9%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)	2,475,000	2,511,225
Mizuho Floater/Residual Trust,
0.710%, 06/01/2034 (Optional Put Date 05/05/2022) (1)(3)	1,110,000	1,110,000
Total Montana (Cost $3,641,762)		3,621,225	1.0%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	45,629
City of Gretna NE:
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,043,146
5.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,074,475
County of Douglas NE,
0.990%, 07/01/2035 (SIFMA Municipal Swap Index + 0.530%)(Mandatory Tender Date 09/01/2026) (2)	2,000,000	2,006,667
Madison County Hospital Authority No. 1:
5.000%, 07/01/2022	520,000	524,626
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	538,853
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2030 (Callable 10/12/2026)	335,000	344,369
Total Nebraska (Cost $5,636,946)		5,577,765	1.6%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	125,000	124,098
Clark County School District,
5.000%, 06/15/2023	100,000	103,827
Henderson Public Improvement Trust,
3.000%, 01/01/2026	270,000	269,898
Nevada Housing Division,
2.250%, 04/01/2025 (Mandatory Tender Date 04/01/2023) (1)	1,215,000	1,217,516
State of Nevada,
4.000%, 12/15/2025 (3)	900,000	910,383
Total Nevada (Cost $2,651,604)		2,625,722	0.7%

New Hampshire
New Hampshire Business Finance Authority,
3.250%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,865,136
New Hampshire Health and Education Facilities Authority,
3.150%, 08/01/2022 (3)	1,500,000	1,501,512
New Hampshire Municipal Bond Bank,
4.000%, 08/15/2030 (Callable 08/15/2027)(Insured by ST AID)	275,000	297,988
Total New Hampshire (Cost $3,805,862)		3,664,636	1.0%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	143,399
City of Newark NJ:
5.000%, 10/01/2022	500,000	507,951
5.000%, 10/01/2022 (Insured by ST AID)	130,000	132,067
Essex County Improvement Authority,
5.000%, 11/01/2027 (County Guaranteed)	350,000	399,976
New Brunswick Parking Authority,
5.000%, 09/01/2028 (Callable 09/01/2026)(Insured by BAM)	1,030,000	1,140,307
New Jersey Economic Development Authority:
1.710%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	380,000	384,648
5.000%, 03/01/2029 (Pre-refunded to 03/01/2023)	200,000	205,974
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,045,999
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)	55,000	60,068
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	75,972
5.000%, 07/01/2026 (Callable 07/01/2025)	595,000	638,999
5.000%, 07/01/2028 (Insured by AGM)	125,000	142,670
5.000%, 07/01/2043 (Callable 07/01/2023)	250,000	255,535
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	720,000	737,286
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2027 (Insured by BHAC)	430,000	370,335
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	1,000,000	1,022,165
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	100,278
Total New Jersey (Cost $7,650,713)		7,363,629	2.1%

New Mexico
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	198,805
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	392,193
Total New Mexico (Cost $606,654)		590,998	0.2%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	144,899
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	176,569
Amherst Development Corp.,
5.000%, 10/01/2022	355,000	359,785
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	600,000	603,124
City of New York NY:
0.650%, 04/01/2042 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	2,500,000	2,500,000
0.650%, 04/01/2042 (Optional Put Date 04/01/2022) (1)	1,000,000	1,000,000
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	245,020
4.000%, 04/15/2030	250,000	269,108
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	990,626
Metropolitan Transportation Authority,
5.000%, 05/15/2022	375,000	376,558
New York City Housing Development Corp.:
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	3,500,000	3,283,431
0.600%, 05/01/2061 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)	1,770,000	1,650,828
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	283,011
New York City Municipal Water Finance Authority,
0.660%, 06/15/2033 (Optional Put Date 04/01/2022) (1)	2,000,000	2,000,000
New York State Dormitory Authority,
4.000%, 02/15/2036 (Callable 02/15/2030)	1,750,000	1,868,660
New York State Environmental Facilities Corp.,
5.000%, 06/15/2032 (Callable 06/15/2027)	2,515,000	2,855,097
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 07/01/2022)(Insured by SONYMA)	2,000,000	1,898,123
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026) (1)	3,000,000	2,811,350
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	168,904
5.000%, 10/01/2024	35,000	36,166
5.000%, 10/01/2025	225,000	234,199
4.125%, 10/01/2035 (Callable 10/01/2025)	355,000	341,993
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	201,047
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	383,255
Southwestern Central School District,
2.000%, 06/15/2029 (Insured by BAM)	1,320,000	1,226,865
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	190,000	193,674
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	196,922
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,217
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	92,865
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	110,574
Triborough Bridge & Tunnel Authority,
0.554%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	989,494	988,854
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	1,000,000	965,833
Total New York (Cost $29,312,222)		28,481,557	8.1%

North Carolina
Durham Housing Authority,
2.000%, 09/01/2024 (Callable 04/21/2022)(Mandatory Tender Date 09/01/2022)(Insured by HUD) (1)	1,000,000	997,683
Nash Health Care Systems,
4.250%, 11/01/2032 (Callable 05/01/2022)	130,000	130,328
North Carolina Central University,
5.000%, 04/01/2027	410,000	456,341
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,000,000	1,035,599
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,250,000	1,333,905
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	51,022
Total North Carolina (Cost $4,121,054)		4,004,878	1.1%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,000,000	1,912,528
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	106,770
City of Horace ND:
3.000%, 05/01/2022	215,000	215,289
0.650%, 08/01/2023 (Callable 08/01/2022)	500,000	486,469
City of Larimore ND,
0.850%, 05/01/2024 (Callable 05/02/2022)	1,100,000	1,049,725
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,033,270
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	253,446
County of McKenzie ND:
5.000%, 08/01/2023	300,000	309,758
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	412,375
County of Mercer ND,
2.000%, 05/01/2022	125,000	125,081
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	250,000	256,908
2.900%, 07/01/2035 (Callable 04/18/2022)	115,000	115,025
State Board of Higher Education of the State of North Dakota,
3.000%, 04/01/2033 (Callable 04/01/2027)	145,000	147,300
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 04/18/2022)	425,000	416,375
4.000%, 03/01/2032 (Callable 04/18/2022)	20,000	17,901
Total North Dakota (Cost $7,062,830)		6,858,220	1.9%

Ohio
City of Middleburg Heights OH,
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	235,305
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	408,693
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	584,051
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 09/01/2023)	265,000	255,296
3.000%, 11/01/2028 (Callable 09/01/2023)	275,000	275,657
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	198,319
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	79,480
5.000%, 12/01/2026	100,000	109,241
Ohio Air Quality Development Authority,
1.375%, 02/01/2026 (Mandatory Tender Date 11/01/2024) (1)	1,000,000	958,310
Ohio Higher Educational Facility Commission:
3.740%, 12/01/2023 (CPI YOY + 1.120%)(Insured by AMBAC) (2)	500,000	512,610
5.000%, 07/01/2036 (6)	1,700,000	1,873,145
Ohio Housing Finance Agency:
4.500%, 03/01/2050 (Callable 09/01/2028)	1,000,000	1,048,034
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	140,000	144,507
Ohio Turnpike & Infrastructure Commission,
5.000%, 02/15/2029 (6)	2,500,000	2,843,582
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/02/2022)	1,875,000	1,871,234
Riverside Local School District,
4.000%, 10/01/2053 (Callable 04/01/2024)(Insured by BAM)	495,000	504,756
Township of Miami OH:
4.000%, 12/01/2030 (Callable 12/01/2029)	300,000	334,846
4.000%, 12/01/2031 (Callable 12/01/2029)	200,000	222,781
University of Akron,
5.000%, 01/01/2037 (Callable 07/01/2026)	1,000,000	1,100,194
Wadsworth City School District:
4.000%, 12/01/2051 (Callable 12/01/2026)	1,000,000	1,043,768
4.000%, 12/01/2056 (Callable 12/01/2026)	1,495,000	1,554,486
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)	570,000	541,621
Washington Local School District,
4.000%, 12/01/2037 (Callable 06/01/2025)(Insured by SD CRED PROG)	500,000	521,798
Total Ohio (Cost $17,833,447)		17,221,714	4.9%

Oklahoma
Comanche County Hospital Authority,
5.000%, 07/01/2032 (Callable 07/01/2022)	730,000	732,636
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026	200,000	211,644
4.000%, 09/01/2027	325,000	346,189
4.000%, 09/01/2028	300,000	321,427
4.000%, 09/01/2029	275,000	296,161
4.000%, 09/01/2030	400,000	432,530
Sallisaw Municipal Authority:
4.000%, 06/01/2029 (Callable 06/01/2026) (6)	795,000	806,618
4.000%, 06/01/2030 (Callable 06/01/2026) (6)	700,000	709,034
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	166,736
5.000%, 10/01/2023	185,000	190,548
Total Oklahoma (Cost $4,332,175)		4,213,523	1.2%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	125,000	140,987
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	245,942
5.000%, 10/01/2028	150,000	172,828
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	70,000	70,503
3.600%, 07/01/2034 (Callable 07/01/2024)	780,000	784,134
4.000%, 01/01/2047 (Callable 07/01/2025)	20,000	20,499
4.000%, 07/01/2047 (Callable 07/01/2026)	40,000	41,072
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 05/15/2022)	800,000	768,241
2.125%, 11/15/2027 (Callable 11/15/2022)	1,000,000	960,604
Total Oregon (Cost $3,269,773)		3,204,810	0.9%

Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056 (Callable 01/01/2031)	3,500,000	3,565,167
Bucks County Industrial Development Authority:
5.000%, 07/01/2028	470,000	524,362
3.750%, 09/15/2043 (Callable 09/15/2023)	150,000	151,240
Chester County Industrial Development Authority:
5.000%, 08/01/2035 (Callable 08/01/2023)	730,000	738,536
5.000%, 08/01/2045 (Callable 08/01/2023)	500,000	503,660
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	438,464
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	391,472
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	417,302
City of York PA,
5.000%, 11/15/2025	525,000	551,142
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	30,000	32,329
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	70,000	75,434
5.000%, 01/01/2029 (Callable 01/01/2025)	75,000	79,587
Cumberland Valley School District,
4.000%, 11/15/2038 (Callable 05/15/2030)(Insured by ST AID) (6)	1,000,000	1,077,906
Delaware Valley Regional Finance Authority,
1.185%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,008,332
Derry Township Industrial & Commercial Development Authority,
4.000%, 11/15/2028 (Callable 05/15/2028)	400,000	435,548
East Hempfield Township Industrial Development Authority:
5.000%, 07/01/2025 (ETM)	200,000	209,911
5.000%, 07/01/2030 (Pre-refunded to 07/01/2023)	300,000	312,088
Indiana County Municipal Services Authority:
5.000%, 10/01/2029 (Insured by BAM) (6)	345,000	380,472
5.000%, 10/01/2031 (Insured by BAM) (6)	285,000	315,601
5.000%, 10/01/2032 (Callable 10/01/2031)(Insured by BAM) (6)	295,000	325,110
5.000%, 10/01/2033 (Callable 10/01/2031)(Insured by BAM) (6)	310,000	340,565
5.000%, 10/01/2034 (Callable 10/01/2031)(Insured by BAM) (6)	330,000	362,068
Lancaster Industrial Development Authority,
0.770%, 02/15/2024 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	170,000	170,000
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	83,107
5.000%, 03/01/2025	110,000	115,728
5.000%, 03/01/2026	260,000	276,570
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)	250,000	246,427
Montgomery County Industrial Development Authority:
5.000%, 11/15/2027 (Pre-refunded to 05/15/2022)	130,000	130,616
4.000%, 10/01/2036 (Callable 10/01/2026)	855,000	887,623
5.000%, 11/15/2036 (Callable 11/15/2026)	750,000	823,314
4.000%, 10/01/2041 (Callable 10/01/2026)	425,000	439,191
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	286,301
Panther Valley School District,
4.000%, 10/15/2030 (Callable 10/15/2028)(Insured by BAM)	695,000	754,893
Pennsylvania Economic Development Financing Authority,
3.000%, 01/01/2023	745,000	751,269
Pennsylvania Higher Education Assistance Agency,
5.000%, 06/01/2028	1,685,000	1,861,004
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	200,000	216,059
5.000%, 07/01/2035 (Callable 07/01/2026)	600,000	630,086
Pennsylvania Housing Finance Agency:
3.200%, 04/01/2040 (Callable 10/01/2025)	170,000	170,332
3.000%, 10/01/2052 (Callable 10/01/2031)	1,000,000	1,002,595
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029) (5)	180,000	188,957
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	35,000	36,690
Philadelphia Authority for Industrial Development:
5.000%, 04/01/2030 (Callable 04/01/2025)	615,000	663,522
5.000%, 10/01/2030	350,000	411,400
5.750%, 06/15/2042 (Callable 06/15/2022)	460,000	462,442
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	108,473
Scranton School District,
1.159%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	945,000	947,333
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
4.000%, 02/01/2025 (Insured by AGM) (6)	1,000,000	1,044,470
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)	15,000	16,916
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	85,000	95,217
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028	575,000	660,576
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	701,116
Total Pennsylvania (Cost $27,135,855)		26,418,523	7.5%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.:
4.750%, 07/01/2053 (Callable 07/01/2028)	238,000	249,704
5.000%, 07/01/2058 (Callable 07/01/2028)	1,500,000	1,594,799
Total Puerto Rico (Cost $1,932,558)		1,844,503	0.5%

Rhode Island
Rhode Island Student Loan Authority,
2.195%, 12/01/2039 (Callable 04/08/2022)	270,000	270,037
Total Rhode Island (Cost $270,000)		270,037	0.1%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	460,000	479,181
Patriots Energy Group Financing Agency,
1.165%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	850,000	851,188
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	136,797
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	383,695
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	3,500,000	3,453,522
Total South Carolina (Cost $5,397,741)		5,304,383	1.5%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	258,467
South Dakota Health & Educational Facilities Authority:
4.250%, 09/01/2023	505,000	513,515
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	111,520
Total South Dakota (Cost $896,168)		883,502	0.3%

Tennessee
City of La Vergne TN,
3.000%, 04/01/2031 (Callable 04/01/2029)	860,000	886,859
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	537,525
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,234,631
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	160,000	164,600
4.500%, 07/01/2049 (Callable 01/01/2028)	35,000	36,584
Total Tennessee (Cost $3,008,548)		2,860,199	0.8%

Texas
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,247,475
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	40,000	39,942
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	410,277
Central Texas Regional Mobility Authority,
5.000%, 01/01/2027 (Callable 01/01/2026)	750,000	812,080
City of Austin TX,
5.250%, 05/15/2025 (Insured by BHAC)	125,000	130,833
City of Donna TX,
5.000%, 02/15/2042 (Pre-refunded to 02/15/2024)(Insured by BAM)	120,000	126,620
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,095,265
City of Magnolia TX,
5.700%, 09/01/2046 (3)	490,000	495,335
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	1,000,000	1,103,914
City of Waco TX,
4.000%, 02/01/2025	500,000	527,929
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	15,000	15,099
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	1,740,000	1,836,393
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	900,000	976,739
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	266,190
Conroe Local Government Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	1,000,000	974,668
County of Wise TX:
5.000%, 08/15/2024	225,000	240,719
5.000%, 08/15/2025	250,000	273,763
5.000%, 08/15/2026	380,000	424,032
5.000%, 08/15/2027	505,000	572,059
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	253,914
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)	95,000	87,881
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	300,366
0.969%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)	1,000,000	1,000,667
1.030%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	80,000	80,271
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	100,823
Harris County Municipal Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)(Insured by AGM)	190,000	192,164
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	150,000	160,633
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,137,167
Matagorda County Navigation District No. 1:
5.125%, 11/01/2028 (Insured by AMBAC) (5)	850,000	968,211
4.000%, 06/01/2030 (Callable 06/03/2023)	1,400,000	1,432,008
New Hope Cultural Education Facilities Finance Corp.,
5.000%, 11/01/2022	120,000	122,122
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	999,651
Northwest Harris County Municipal Utility District No. 5,
4.000%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	400,000	419,455
Port of Beaumont Industrial Development Authority,
4.100%, 01/01/2028 (Callable 07/01/2023) (3)	1,750,000	1,590,136
San Antonio Education Facilities Corp.,
5.000%, 10/01/2031	265,000	267,473
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	469,535
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2027	160,000	180,355
5.000%, 09/01/2030 (Callable 09/01/2024)	365,000	387,157
5.000%, 11/15/2046 (Callable 11/15/2027)	630,000	685,375
Texas Municipal Gas Acquisition & Supply Corp. I,
2.003%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2022) (2)	500,000	500,085
Texas Municipal Gas Acquisition and Supply Corp. II,
1.423%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	3,105,000	3,105,069
Travis County Water Control & Improvement District No. 17,
2.000%, 05/01/2029 (Callable 05/01/2026)(Insured by AGM)	235,000	221,421
Total Texas (Cost $27,129,542)		26,231,271	7.4%

Utah
City of Salt Lake City UT,
5.000%, 07/01/2030	2,735,000	3,156,516
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	163,257
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	289,881
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	205,000	210,012
Total Utah (Cost $3,919,558)		3,819,666	1.1%

Vermont
University of Vermont,
4.000%, 10/01/2040 (Callable 10/01/2025)	420,000	439,575
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,101,413
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,663,056
Total Vermont (Cost $3,360,223)		3,204,044	0.9%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	1,000,000	1,148,112
Toll Road Investors Partnership II LP:
0.000%, 02/15/2027 (Insured by NATL) (3)	1,000,000	782,412
0.000%, 02/15/2028 (Insured by NATL) (3)	740,000	545,095
Virginia Small Business Financing Authority:
4.000%, 01/01/2029 (6)	125,000	130,427
4.000%, 07/01/2029 (6)	1,375,000	1,436,362
Total Virginia (Cost $4,259,600)		4,042,408	1.1%

Washington
City of Seattle WA,
0.710%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	1,000,000	990,192
Clark County School District No. 114,
4.000%, 12/01/2033 (Callable 06/01/2028)(Insured by SCH BD GTY)	2,925,000	3,198,267
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	100,586
King County Housing Authority:
5.160%, 11/01/2025	2,120,966	2,197,202
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	445,083
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028	220,000	245,465
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	183,257
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	329,566
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	542,867
Port of Seattle WA,
5.000%, 09/01/2026	3,000,000	3,339,881
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	137,289
Washington Health Care Facilities Authority:
5.000%, 12/01/2027 (3)	475,000	541,422
1.860%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	150,664
Washington State Housing Finance Commission:
3.500%, 12/20/2035	741,153	732,220
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	405,000	420,100
Total Washington (Cost $13,870,817)		13,554,061	3.8%

Wisconsin
County of Milwaukee WI,
5.000%, 12/01/2028 (Callable 12/01/2023)	1,070,000	1,115,370
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	96,023
3.000%, 03/01/2027 (Callable 03/01/2023)	500,000	466,063
Public Finance Authority:
4.000%, 06/01/2022	100,000	100,299
5.000%, 07/01/2022	20,000	20,059
5.000%, 10/01/2023 (3)	100,000	102,955
3.000%, 03/01/2026 (Callable 05/02/2022) (3)	700,000	697,175
0.000%, 12/15/2027 (Callable 05/02/2022)	595,000	439,773
5.000%, 09/01/2030 (3)	1,250,000	1,172,891
4.850%, 07/01/2031 (3)	475,000	450,056
5.750%, 04/01/2042 (Callable 04/01/2022)	500,000	500,000
4.000%, 09/30/2051 (Callable 09/30/2031)	700,000	696,444
5.250%, 07/01/2061 (Callable 07/01/2031) (3)	900,000	802,532
State of Wisconsin:
4.000%, 05/01/2031 (Callable 05/01/2027)	2,500,000	2,692,583
4.000%, 05/01/2039 (Callable 05/01/2029)	2,500,000	2,734,050
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	325,000	364,294
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 05/02/2022)	250,000	250,151
Wisconsin Center District,
0.000%, 12/15/2029 (Insured by AGM)	1,050,000	810,576
Wisconsin Health & Educational Facilities Authority:
4.000%, 08/15/2024	160,000	166,558
4.000%, 08/15/2025	230,000	242,582
4.000%, 09/15/2025 (Callable 09/15/2022)	100,000	101,205
5.000%, 09/15/2028 (Pre-refunded to 09/15/2023)	45,000	47,048
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	461,762
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	300,000	333,029
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	300,000	319,757
Wisconsin Housing & Economic Development Authority,
4.000%, 07/01/2030 (Callable 07/01/2028)(Insured by HUD) (3)	135,000	130,421
Total Wisconsin (Cost $15,897,220)		15,313,656	4.3%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2022	435,000	437,407
Total Wyoming (Cost $438,004)		437,407	0.1%
Total Municipal Bonds (Cost $366,588,193)		355,178,368	100.5%

Closed-End Investment Company	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
0.660%, 12/01/2031 (1)	2,000	2,000,000
Total Closed-End Investment Company (Cost $2,000,000)		2,000,000	0.6%
Total Long-Term Investments (Cost $368,588,193)		357,178,368	101.1%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.37% (4)	3,222,385	3,222,385
Total Short-Term Investment (Cost $3,222,385)		3,222,385	0.9%
Total Investments (Cost $371,810,578)		360,400,753	102.0%
Liabilities in Excess of Other Assets		(7,195,520)	(2.0)%
TOTAL NET ASSETS		$353,205,233	100.0%

Notes to Schedule of Investments
ACA	American Capital Access
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $25,448,222, which represented 7.20% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$355,178,368	$–	$355,178,368
Closed-End Investment Company	–	2,000,000	–	2,000,000
Total Long-Term Investments	–	357,178,368	–	357,178,368
Short-Term Investment
Money Market Mutual Fund	3,222,385	–	–	3,222,385
Total Short-Term Investment	3,222,385	–	–	3,222,385
Total Investments	$3,222,385	$357,178,368	$–	$360,400,753

Futures Contracts*
Long	$(462,419)	$–	$–	$(462,419)
Total Futures Contracts	$(462,419)	$–	$–	$(462,419)

*The fair value of the Fund’s futures contracts represent the net unrealized depreciation at March 31, 2022.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Strategic Municipal Bond Fund
Schedule of Open Futures Contracts
March 31, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
U.S. 5 Yr Note	100	Jun-22	$11,468,750	$11,491,756	$-	$(23,006)
U.S. 10 Yr Note	100	Jun-22	12,287,500	12,726,913	-	(439,413)
Total Futures Contracts					$-	$(462,419)
Net Unrealized Depreciation						$(462,419)